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                                                 ------------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number: 3235-0006
                                                 Expires: February 28, 1997
                          FORM 13F
                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2006

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               (Please read instructions before preparing form.)
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If amended report check here: [_]

   Stephen W. Kidder
Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street    Boston,            MA          02109
Business Address        (Street)         (City)         (State)        (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2006.

                                      Stephen W. Kidder
                                      (Name of Institutional Investment Manager)

                                      /s/ Stephen W. Kidder
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                  13F File No.: Name:                        13F File No.:

1. Brian C. Broderick  28-11136      6. Kurt F. Somerville        28-10379
2. Michael B. Elefante 28-06281      7. _________________________ ___________
3. Timothy F. Fidgeon  28-06169      8. _________________________ ___________
4. Roy A. Hammer       28-5798       9. _________________________ ___________
5. Michael J. Puzo     28-06165      10. ________________________ ___________

* Refers to manager number on attached detail in Item 7.

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
AS OF: September 30, 2006       FORM 13F                    SEC FILE # STEPHEN W KIDDER/28-11134

                                                                                     ITEM 8:
                                                              ITEM 6:            VOTING AUTHORITY
                                                            INVESTMENT           ----------------
                                          ITEM 4:  ITEM 5:  DISCRETION
                    ITEM 2:     ITEM 3:    FAIR   SHARES OR -----------          (A)   (B)   (C)
ITEM 1:             TITLE OF     CUSIP    MARKET  PRINCIPAL             ITEM 7:
NAME OF ISSUER       CLASS       NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
A F L A C INC    COMMON STOCK   001055102  216674    4735           XX                  4735

ABBOTT LABS      COMMON STOCK   002824100  408875    8420           XX                  8420

AMAZON NOTE      CONV CORPORATE
CONV SUB DEB     BONDS          023135AF3  655594  675000           XX                675000

AMGEN INC        COMMON STOCK   031162100 1002135   14010           XX                 14010

ANALOG DEVICES,
INC.             COMMON STOCK   032654105  270388    9200           XX                  9200

APTARGROUP INC   COMMON STOCK   038336103  450288    8850           XX                  8850

AUTOMATIC DATA
PROCESSING       COMMON STOCK   053015103  676489   14290           XX                 14290

B P PLC ADR      COMMON STOCK   055622104  980683   14954           XX                 14954

BEA SYSTEMS INC  CORPORATE &
                 FOREIGN BONDS  073325AD4  656700  660000           XX                660000

CANADIAN
NATIONAL
RAILWAY CO       COMMON STOCK   136375102  703544   16775           XX                 16775

CATERPILLAR INC  COMMON STOCK   149123101  526400    8000           XX                  8000

AS OF: September 30, 2006     FORM 13F                    SEC FILE # STEPHEN W KIDDER/28-11134

                                                                                   ITEM 8:
                                                            ITEM 6:            VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                        ITEM 4:  ITEM 5:  DISCRETION
                   ITEM 2:    ITEM 3:    FAIR   SHARES OR -----------          (A)   (B)   (C)
ITEM 1:            TITLE OF    CUSIP    MARKET  PRINCIPAL             ITEM 7:
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
E I DU PONT DE
NEMOURS & CO     COMMON STOCK 263534109  288313    6730           XX                 6730

E M C CORP       COMMON STOCK 268648102  288179   24055           XX                24055

EMERSON
ELECTRIC CO      COMMON STOCK 291011104  511546    6100           XX                 6100

ENCANA CORP      COMMON STOCK 292505104  734667   15735           XX                15735

EXXON MOBIL CORP COMMON STOCK 30231G102 1978041   29479           XX                29479

GENERAL
ELECTRIC CO      COMMON STOCK 369604103 2319810   65717           XX                65717

HEWLETT PACKARD
CO               COMMON STOCK 428236103  363231    9900           XX                 9900

INTEL
CORPORATION      COMMON STOCK 458140100 1533185   74535           XX                74535

JOHNSON &
JOHNSON          COMMON STOCK 478160104 1680647   25880           XX                25880

LINCOLN NATL
CORP IND         COMMON STOCK 534187109  715472   11525           XX                11525

MERCK & CO INC   COMMON STOCK 589331107  833810   19900           XX                19900

AS OF: September 30, 2006     FORM 13F                    SEC FILE # STEPHEN W KIDDER/28-11134

                                                                                   ITEM 8:
                                                            ITEM 6:            VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                        ITEM 4:  ITEM 5:  DISCRETION
                   ITEM 2:    ITEM 3:    FAIR   SHARES OR -----------          (A)   (B)   (C)
ITEM 1:            TITLE OF    CUSIP    MARKET  PRINCIPAL             ITEM 7:
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
MICROSOFT CORP   COMMON STOCK 594918104  700160   25600           XX                25600

NOKIA CORP ADR A COMMON STOCK 654902204  360819   18325           XX                18325

NORTEL NETWORKS
CORP             COMMON STOCK 656568102   26220   11400           XX                11400

NOVARTIS AG ADR  COMMON STOCK 66987V109  295999    5065           XX                 5065

NOVO NORDISK
A/S ADR          COMMON STOCK 670100205  223560    3000           XX                 3000

PEPSICO INC      COMMON STOCK 713448108  290407    4450           XX                 4450

PFIZER INC       COMMON STOCK 717081103  270838    9550           XX                 9550

PROCTER &
GAMBLE CO        COMMON STOCK 742718109 1567102   25284           XX                25284

ROCKWELL
AUTOMATION INC   COMMON STOCK 773903109  244020    4200           XX                 4200

ROCKWELL
COLLINS INC      COMMON STOCK 774341101  230328    4200           XX                 4200

TARGET CORP      COMMON STOCK 87612E106  222658    4030           XX                 4030

3 M COMPANY      COMMON STOCK 88579Y101  915366   12300           XX                12300

AS OF: September 30, 2006     FORM 13F                       SEC FILE # STEPHEN W KIDDER/28-11134

                                                                                      ITEM 8:
                                                               ITEM 6:            VOTING AUTHORITY
                                                             INVESTMENT           ----------------
                                         ITEM 4:    ITEM 5:  DISCRETION
                   ITEM 2:    ITEM 3:     FAIR     SHARES OR -----------          (A)   (B)   (C)
ITEM 1:            TITLE OF    CUSIP     MARKET    PRINCIPAL             ITEM 7:
NAME OF ISSUER      CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ---------- --------- --- --- --- -------- ---- ------ ----
UNION PACIFIC
CORP             COMMON STOCK 907818108     211200   2400            XX                 2400

UNITED NATURAL
FOODS INC        COMMON STOCK 911163103     201435   6500            XX                 6500

WYETH            COMMON STOCK 983024100     447392   8800            XX                 8800

ZIMMER HOLDINGS
INC              COMMON STOCK 98956P102     247050   3660            XX                 3660

AGGREGATE TOTAL                         24,249,225